Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial instruments
Schedule of Contingent consideration

	2025			2024
	Diabetes
	alliance	Other	Total	Total
	$m	$m	$m	$m
At 1 January	1,309	442	1,751	2,137
Additions through business combinations	-	-	-	198
Settlements	(518)	(111)	(629)	(474)
Revaluations	(30)	-	(30)	251
Discount unwind	21	11	32	57
At 30 June	782	342	1,124	2,169